UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $151,626 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABX AIR INC                    COM              00080S101     9926  1432263 SH       SOLE                  1432263
CNX GAS CORP                   COM              12618H309    22573   885229 SH       SOLE                   885229
DELTA FINANCIAL CORP           COM              247918105     2738   250773 SH       SOLE                   250773
ENDEAVOUR INTL CORP            COM              29259G101      481   210000 SH       SOLE                   210000
GREAT LAKES BANCORP INC NEW    COM              390914109     4678   333162 SH       SOLE                   333162
HOSPIRA INC                    COM              441060100    12845   382400 SH       SOLE                   382400
INNOPHOS HOLDINGS INC          COM              45774N108     3376   229960 SH       SOLE                   229960
MASTERCARD INC                 CL A             57636Q104    18703   189900 SH       SOLE                   189900
PHH CORP                       COM NEW          693320202    15573   532224 SH       SOLE                   532224
SAIC INC                       COM              78390X101    13794   743600 SH       SOLE                   743600
VIACOM INC NEW                 CL B             92553P201    10993   269900 SH       SOLE                   269900
WASHINGTON GROUP INTL INC      COM NEW          938862208    19591   342926 SH       SOLE                   342926
WESTERN UN CO                  COM              959802109    16355   729500 SH       SOLE                   729500